UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Fixed Income Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                    Principal
                                                                                      Amount ($)         Value ($)
                                                                                ----------------------------------
Corporate Bonds 18.6%
Consumer Discretionary 1.2%
Auburn Hills Trust, 12.375%, 5/1/2020                                                 432,000             685,851
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013                      2,210,000           2,730,073
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                        5,597,000           6,489,419
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                                  2,476,000           2,517,612
                                                                                                      -----------
                                                                                                       12,422,955

Energy 1.1%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013                      2,630,000           3,138,363
Enterprise Products Operating LP, 7.5%, 2/1/2011                                    4,178,000           4,759,561
Pemex Project Funding Master Trust, 144A, 3.79%*, 6/15/2010                         3,395,000           3,501,943
                                                                                                      -----------
                                                                                                       11,399,867

Financials 9.8%
Agfirst Farm Credit Bank, 8.393%*, 12/15/2016                                      10,707,000          12,368,823
American General Finance Corp., 2.75%, 6/15/2008                                    3,218,000           3,089,370
American General Institutional Capital, 144A, 8.125%, 3/15/2046                     7,382,000          10,044,931
BFC Finance Corp., Series 96-A, 7.375%, 12/1/2017                                   6,063,000           7,077,946
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%,
8/25/2007                                                                           5,400,000           5,767,529
Duke Capital LLC, 4.302%, 5/18/2006                                                 4,477,000           4,520,651
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                     5,820,000           5,864,721
6.875%, 2/1/2006                                                                    9,363,000           9,602,421
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                                   1,460,000           1,427,430
6.75%, 1/15/2006                                                                    9,826,000          10,043,096
6.875%, 9/15/2011                                                                   2,016,000           2,024,401
Goldman Sachs Group, Inc.:
4.75%, 7/15/2013                                                                    3,356,000           3,344,814
5.125%, 1/15/2015                                                                   2,645,000           2,677,621
HSBC Bank USA, 5.875%, 11/1/2034                                                    2,685,000           2,810,067
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015                                4,220,000           4,233,015
Morgan Stanley, 4.0%, 1/15/2010                                                     3,361,000           3,315,405
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                   3,623,882           3,611,126
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                           1,693,000           1,818,527
Republic New York Corp., 5.875%, 10/15/2008                                         4,426,000           4,689,675
Wells Fargo & Co., 4.2%, 1/15/2010                                                  6,314,000           6,322,429
                                                                                                      -----------
                                                                                                      104,653,998

Health Care 1.0%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                   9,285,000          10,844,796
                                                                                                      -----------
Industrials 0.6%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019                           2,430,671           2,648,070
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011             3,623,025           3,945,163
                                                                                                      -----------
                                                                                                        6,593,233

Materials 0.7%
Lubrizol Corp., 6.5%, 10/1/2034                                                     5,906,000           6,364,052
Weyerhaeuser Co.:
7.125%, 7/15/2023                                                                     256,000             296,832
7.375%, 3/15/2032                                                                     695,000             848,992
                                                                                                      -----------
                                                                                                        7,509,876

Telecommunication Services 0.7%
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                         3,843,000           4,100,197
BellSouth Corp., 5.2%, 9/15/2014                                                    3,526,000           3,605,063
                                                                                                      -----------
                                                                                                        7,705,260

Utilities 3.5%
American Electric Power Co., Inc., Series A, 6.125%, 5/15/2006                      6,230,000           6,426,737
Cleveland Electric Illuminating Co., 7.43%, 11/1/2009                               7,076,000           8,018,049
Consolidated Natural Gas Co., 6.0%, 10/15/2010                                      1,865,000           2,003,549
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010                                                           5,983,000           5,849,992
144A, 5.0%, 2/15/2012                                                               4,118,000           4,195,884
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%,
11/15/2032                                                                          5,694,000           6,300,924
Xcel Energy, Inc., 7.0%, 12/1/2010                                                  4,164,000           4,697,554
                                                                                                      -----------
                                                                                                       37,492,689


Total Corporate Bonds (Cost $188,656,764)                                                             198,622,674
                                                                                                      -----------
Foreign Bonds - US$ Denominated 10.1%
Financials 5.3%
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009                                          3,865,924           4,001,772
Deutsche Telekom International Finance BV:
8.5%, 6/15/2010                                                                     4,789,000           5,683,882
8.75%, 6/15/2030                                                                    5,006,000           6,772,097
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                         12,722,000          12,719,405
Mizuho Financial Group, 8.375%, 12/29/2049                                          8,755,000           9,645,383
QBE Insurance Group Ltd., 144A, 5.647%*, 7/1/2023                                   4,393,000           4,338,742
Westfield Capital Corp.:
144A, 4.375%, 11/15/2010                                                            5,930,000           5,890,483
144A, 5.125%, 11/15/2014                                                            7,240,000           7,289,840
                                                                                                      -----------
                                                                                                       56,341,604

Industrials 2.5%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                        9,709,000          11,300,888
Tyco International Group SA:
6.75%, 2/15/2011                                                                    8,785,000           9,841,150
6.875%, 1/15/2029                                                                   3,558,000           4,141,704
7.0%, 6/15/2028                                                                     1,091,000           1,282,251
                                                                                                      -----------
                                                                                                       26,565,993

Materials 0.5%
Sappi Papier Holding AG:
144A, 6.75%, 6/15/2012                                                              2,733,000           3,036,229
144A, 7.5%, 6/15/2032                                                               1,712,000           2,044,698
                                                                                                      -----------
                                                                                                        5,080,927

Sovereign Bonds 0.5%
United Mexican States:
Series A, 6.75%, 9/27/2034                                                          4,529,000           4,619,580
8.375%, 1/14/2011                                                                     979,000           1,150,325
                                                                                                      -----------
                                                                                                        5,769,905

Telecommunication Services 0.6%
America Movil SA de CV, 144A, 5.75%, 1/15/2015                                      2,793,000           2,830,910
Telecom Italia Capital, 144A, 4.95%, 9/30/2014                                      3,302,000           3,265,856
                                                                                                      -----------
                                                                                                        6,096,766

Utilities 0.7%
TXU Electricity Ltd., 144A, 6.75%, 12/1/2006                                        7,518,000           7,913,417
                                                                                                      -----------

Total Foreign Bonds - US$ Denominated (Cost $103,297,850)                                             107,768,612
                                                                                                      -----------
Asset Backed 6.1%
Automobile Receivables 2.1%
AmeriCredit Automobile Receivables Trust, "A4", Series 2002-A,
4.61%, 1/12/2009                                                                      560,000             565,863
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009                                              9,481,000           9,441,748
"A4", Series 2002-2, 4.3%, 3/15/2010                                                4,604,145           4,614,856
C", Series 2002-4, 4.56%, 11/16/2009                                                1,725,568           1,732,945
"B", Series 2002-2, 4.67%, 3/15/2010                                                1,720,314           1,704,817
"B", Series 2002-1, 5.37%, 1/15/2010                                                1,576,172           1,589,516
Ryder Vehicle Lease Trust, "A5", Series 1999-A, 7.13%, 10/16/2006                   2,277,942           2,305,331
                                                                                                      -----------
                                                                                                       21,955,076

Home Equity Loans 3.6%
Asset Backed Securities Corp. Home Equity, "A", Series 2003-HE2,
144A, 7.0%, 4/17/2033                                                                 213,966             214,501
Countrywide Asset-Backed Certificates:
"2AV2", Series 2004-7, 2.08%*, 5/25/2033                                            3,731,000           3,742,209
"NOTE" Series 2003-BC3N, 144A, 8.0%, 9/25/2033                                      2,139,845           2,145,863
Countrywide Home Equity Loan Trust, "NOTE", Series 2004-C, 2.7%*,
1/15/2034                                                                           6,631,561           6,633,811
First Franklin NIM Trust, "NOTE", Series 2004-FF6A, 144A, 5.75%,
7/25/2034                                                                           3,296,510           3,308,872
Green Tree Home Improvement Loan Trust:
"HIBI", Series 1998-D, 7.7%, 6/15/2029                                              7,193,260           7,215,057
"HIBN1", Series 1998-E, 7.79%, 2/15/2015                                            3,709,308           3,768,819
"B1", Series 1999-E, 10.34%, 3/15/2015                                              5,538,000           5,682,615
Park Place Securities NIM Trust, "A", Series 2004-MCW1, 144A,
4.458%, 9/25/2034                                                                   4,168,051           4,168,051
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%,
2/25/2031                                                                           1,250,740           1,297,556
Saxon Net Interest Margin Trust, "A", Series 2003-A, 144A, 6.656%,
8/26/2033                                                                             295,165             295,165
                                                                                                      -----------
                                                                                                       38,472,519

Manufactured Housing Receivables 0.4%
Access Financial Manufacturing Housing Contract Trust, "A3",
Series 1995-1, 7.1%, 5/15/2021                                                         88,811              89,580
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027                    1,658,800           1,733,915
Vanderbilt Mortgage Finance:
"A2", Series 2001-C, 4.235%, 8/7/2014                                               1,674,349           1,675,678
"A3", Series 2000-C, 7.55%, 7/7/2017                                                  898,168             903,605
                                                                                                      -----------
                                                                                                        4,402,778

Equipment 0.0%
Heller Equipment Asset Receivables Trust, "A4", Series 1999-2,
6.79%, 3/14/2007                                                                       58,556              58,600
                                                                                                      -----------

Total Asset Backed (Cost $64,022,729)                                                                  64,888,973
                                                                                                      -----------

Preferred Stocks 0.5%
Financials 0.5%
Farm Credit Bank of Texas, Series 1, 7.561%*, 11/29/2049
(Cost $5,335,000)                                                                   5,335,000           5,558,163
                                                                                                      -----------
US Government Sponsored Agencies 0.4%
Federal National Mortgage Association, 5.78%, 10/1/2008
(Cost $4,801,776)                                                                   4,464,011           4,671,519


US Government Agency Sponsored Pass-Throughs 5.2%
Federal Home Loan Bank:
5.5%, 1/1/2034                                                                      3,238,706           3,303,351
7.5% with various maturities from 2/1/2010 until 12/1/2010                            294,590             302,382
Federal National Mortgage Association:
4.5% with various maturities from 9/1/2018 until 6/1/2033 (c)                       4,111,357           4,053,122
5.0% with various maturities from 6/1/2018 until 3/1/2034                          20,600,419          20,652,771
5.5% with various maturities from 7/1/2024 until 11/1/2034                         17,167,917          17,526,548
5.79%, 3/1/2009                                                                     4,707,001           4,945,858
6.0%, 7/1/2032 (c)                                                                    516,000             532,770
6.5% with various maturities from 10/1/2033 until 12/1/2033                           663,210             693,939
7.13%, 1/1/2012                                                                     1,739,710           1,826,407
7.5% with various maturities from 10/1/2011 until 8/1/2013                          1,136,286           1,197,275
9.0%, 11/1/2030                                                                       352,604             380,605
                                                                                                      -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $55,073,596)                                  55,415,028


Commercial and Non-Agency Mortgage-Backed Securities 7.9%
Chase Commercial Mortgage Securities Corp., Series 1996-2,
6.9%, 11/19/2028                                                                      438,791             451,930
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2,
6.75%, 8/25/2034                                                                    5,737,287           5,973,950
Countrywide Alternative Loan Trust, "1A1", Series 2004-J1, 6.0%,
2/25/2034                                                                           2,139,299           2,164,788
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1,
6.869%, 7/15/2029                                                                   6,166,034           6,496,176
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042                                            2,490,000           2,502,415
"B", Series 2005-GG3, 4.894%, 8/10/2042                                             7,015,000           7,050,026
JP Morgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5,
7.088%, 9/15/2029                                                                     632,326             669,498
Master ABS NIM Trust, "NOTE" Series 2003-WMC1, 144A, 8.34%,
5/26/2033                                                                             124,419             124,419
Master Adjustable Rate Mortgage Trust, "3A4", Series 2003-3,
4.626%, 9/25/2033                                                                  12,609,000          12,713,709
Master Alternative Loan Trust:
"3A7", Series 2004-13, 3.787%, 11/21/2034                                           2,955,000           3,056,578
"3A1", Series 2004-5, 6.5%, 6/25/2034                                                 904,812             939,873
"8A1", Series 2004-3, 7.0%, 4/25/2034                                               2,348,995           2,451,763
Master Asset Securitization Trust, "8A1", Series 2003-6, 5.5%,
7/25/2033                                                                           2,346,218           2,372,613
Morgan Stanley Capital I, "C", Series 1997-ALIC, 6.84%, 1/15/2028                   3,819,827           3,895,809
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%,
7/20/2027                                                                           1,392,323           1,436,144
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019                  6,590,000           7,364,325
Wachovia Bank Commercial Mortgage Trust, "A5", Series 2004-C11,
5.215%, 1/15/2041                                                                   7,383,000           7,657,868
Washington Mutual:
"A6", Series 2004-AR4, 3.81%, 6/25/2034                                             5,298,000           5,211,979
"A6", Series 2004-AR5, 3.862%, 6/25/2034                                            5,237,000           5,165,988
"4A", Series 2004-CB2, 6.5%, 8/25/2034                                              4,027,811           4,204,027
Washington Mutual Mortgage Securities Corp., "1A7", Series 2003-MS8,
5.5%, 5/25/2033                                                                     2,458,475           2,474,302

Total Commercial and Non-Agency Mortgage-Backed Securities                                            -----------
(Cost $83,059,212)                                                                                     84,378,180


Collateralized Mortgage Obligations 26.2%
Fannie Mae Grantor Trust:
"A2", Series 2002-T16, 7.0%, 7/25/2042                                              7,145,298           7,565,084
"A2", Series 2002-T19, 7.0%, 7/25/2042                                              1,731,812           1,833,556
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037                                          5,633,102           5,589,183
"2A3", Series 2003-W3, 4.16%, 6/25/2042                                             5,202,749           5,210,502
"1A3", Series 2004-W1, 4.49%, 11/25/2043                                            5,004,000           5,010,691
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                 97,246              97,132
"1A3", Series 2003-W18, 4.732%, 8/25/2043                                           5,699,000           5,717,599
"2A", Series 2002-W1, 7.5%, 2/25/2042                                               3,655,492           3,889,807
"5A", Series 2004-W2, 7.5%, 3/25/2044                                               3,394,585           3,619,461
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019                                                  5,097,000           5,075,003
"XR", Series 2707, 4.0%, 5/15/2016                                                  6,939,000           6,928,760
"LC", Series 2682, 4.5%, 7/15/2032                                                 14,480,000          14,176,865
"TG", Series 2690, 4.5%, 4/15/2032                                                  7,576,000           7,407,620
"HG", Series 2543, 4.75%, 9/15/2028                                                 5,355,832           5,390,972
"AJ", Series 2849, 5.0%, 5/15/2018                                                  4,757,000           4,885,117
"BG", Series 2640, 5.0%, 2/15/2032                                                    210,000             211,319
"EG", Series 2836, 5.0%, 12/15/2032                                                 9,902,000           9,865,843
"JD", Series 2778, 5.0%, 12/15/2032                                                 8,632,000           8,612,428
"OL", Series 2840, 5.0%, 11/15/2022                                                 8,315,000           8,513,977
"PD", Series 2783, 5.0%, 1/15/2033                                                  5,568,000           5,553,468
"PD", Series 2844, 5.0%, 12/15/2032                                                 9,854,000           9,807,795
"QK", Series 2513, 5.0%, 8/15/2028                                                    995,356             995,695
"TE", Series 2780, 5.0%, 1/15/2033                                                  7,121,000           7,116,716
"YD", Series 2737, 5.0%, 8/15/2032                                                  5,971,056           5,998,265
"PE", Series 2378, 5.5%, 11/15/2016                                                 8,637,000           8,952,106
"PE", Series 2405, 6.0%, 1/15/2017                                                  6,695,000           7,008,392
"YB", Series 2205, 6.0%, 5/15/2029                                                    929,775             951,019
"3A", Series T-41, 7.5%, 7/25/2032                                                  8,292,201           8,805,284
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044                                              1,558,287           1,553,857
"TD", Series 2003-87, 3.5%, 4/25/2011                                               9,793,000           9,718,189
"QT", Series 2002-70, 3.655%, 12/25/2021                                               65,723              65,635
"AY", Series 2004-45, 4.5%, 12/25/2018                                              6,202,031           6,228,726
"GD", Series 2004-8, 4.5%, 10/25/2032                                              10,244,000           9,947,817
"NE", Series 2004-52, 4.5%, 7/25/2033                                               4,889,000           4,768,552
"QG", Series 2004-29, 4.5%, 12/25/2032                                              5,162,000           5,057,633
"UK", Series 2003-9, 4.5%, 11/25/2016                                               1,746,748           1,746,544
"WB", Series 2003-106, 4.5%, 10/25/2015                                             1,666,000           1,683,433
"2A3", Series 2003-W15, 4.71%, 8/25/2043                                            8,291,083           8,307,203
"KY", Series 2002-55, 4.75%, 4/25/2028                                                355,186             354,503
"J", Series 1998-36, 6.0%, 7/18/2028                                                7,069,658           7,218,806
"MG", Series 2002-2, 6.0%, 2/25/2017                                                9,954,000          10,285,082
"PQ", Series 2001-64, 6.0%, 11/25/2016                                                955,000             999,338
"QN", Series 2001-51, 6.0%, 10/25/2016                                                980,000           1,013,411
"QX", Series 2001-51, 6.0%, 2/25/2015                                                 175,864             176,307
"A2", Series 1998-M1, 6.25%, 1/25/2008                                              4,180,888           4,388,217
"A2", Series 1998-M6, 6.32%, 8/15/2008                                             16,112,497          17,128,132
"1A2", Series 2003-W3, 7.0%, 8/25/2042                                              2,397,386           2,538,232
"A2", Series 2002-T4, 7.0%, 12/25/2041                                              7,146,130           7,565,965
FHLMC Structured Pass-Through Securities, "1A2", Series T-59, 7.0%,
10/25/2043                                                                          3,414,790           3,613,275
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032                                              4,686,000           4,715,118
"VK", Series 2002-41, 6.0%, 6/20/2018                                               5,494,800           5,663,570
                                                                                                      -----------
Total Collateralized Mortgage Obligations (Cost $276,141,650)                                         279,527,204


Municipal Investments 5.6%
Allegheny County, PA:
Residential Finance Authority Mortgage Revenue, Zero Coupon,
8/1/2028                                                                            3,170,000             671,533
Arkansas, Industrial Development Revenue, Series A, Zero Coupon,
7/10/2014 (a)                                                                         382,000             229,983
Atlanta, GA, Urban Residential Finance Authority, 7.625%, 4/1/2022                  1,308,225           1,312,215
Baltimore, MD, Core City General Obligation, Series B, 8.7%,
10/15/2015  (a)                                                                     1,430,000           1,513,498
Belmont, CA, Multi-Family Housing Revenue, Redevelopment Agency Tax
Allocation, 7.55%, 8/1/2011 (a)                                                       685,000             726,456
California, Single Family Housing Revenue, Housing Finance Agency,
Single Family Mortgage:
Series A-1, 7.9%, 8/1/2007 (a)                                                        470,000             471,866
Series A-1, 8.24%, 8/1/2014 (a)                                                        95,000              96,757
Contra Costa County, CA, Multi Family Housing Revenue, Willow Pass
Apartments, Series D, 6.8%, 12/1/2015                                               1,470,000           1,534,739
Fulton, MO, General Obligation, 7.5%, 7/1/2007  (a)                                   350,000             369,533
Hoboken, NJ, Other General Obligation:
Series B, 4.76%, 2/1/2011 (a)                                                         335,000             339,536
Series B, 4.96%, 2/1/2012 (a)                                                       3,030,000           3,089,206
Series B, 5.12%, 2/1/2013 (a)                                                       3,185,000           3,265,867
Series B, 5.33%, 2/1/2018 (a)                                                       2,130,000           2,214,391
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited,
First Mortgage:
Series 1995, 7.9%, 11/1/2005                                                          450,000             455,580
Series 1995, 8.0%, 11/1/2006                                                          590,000             597,115
Series 1995, 8.01%, 11/1/2007                                                         610,000             617,204
Mississippi, Single Family Housing Revenue, Home Corp. Single Family,
7.75%, 7/1/2024                                                                       981,627           1,018,851
New Mexico, Mortgage Finance Authority, Series 1997-C, 7.43%,
7/1/2029                                                                              351,000             355,479
New York, Multi-Family Housing Revenue, Housing Finance Agency,
Series C, 8.11%, 11/15/2038                                                         2,270,000           2,430,875
New York City, NY, Higher Education Revenue, Industrial Development
Agency, Civic Facilities, Series B, 8.1%, 9/1/2006 (a)                                380,000             388,998
North Miami, FL, Project Revenue, Special Obligation:
6.85%, 7/1/2005 (a)                                                                   195,000             198,161
7.0%, 1/1/2008 (a)                                                                    125,000             136,851
Oklahoma County, OK, Single Family Housing Revenue, Home Finance
Authority, Single Family, Series B, Zero Coupon, 7/1/2012                             105,000              52,259
Oregon, School Boards Association, Series A, Zero Coupon,
6/30/2017  (a)                                                                     17,115,000           9,004,201
Reeves County, TX, County General Obligation Lease, Certificate of
Participation, Series IBC, 7.25%, 6/1/2011 (a)                                      2,735,000           2,836,004
Sand Creek Associates Ltd., ID, Multi-Family Housing Revenue,
Limited Partnership, Multi-Family Housing, 8.25%, 12/1/2018                         2,800,000           2,806,832
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B,
8.375%, 6/1/2018                                                                      415,000             416,793
Southwestern, IL, Development Authority Sports Facility Revenue,
Gateway International Motorsports:
9.2%, 2/1/2013                                                                      1,844,000           2,198,306
9.25%, 2/1/2017                                                                     1,639,000           2,102,837
Texas, Multi-Family Housing Revenue, Housing & Community Affairs
Multi-Family, 6.85%, 12/1/2020  (a)                                                 1,400,000           1,525,006
Union City, NJ, Core City General Obligation, 6.25%, 1/1/2033 (a)                   9,663,000          10,934,071
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012                                                    1,680,000           1,133,009
Series A, Zero Coupon, 6/12/2013                                                    1,865,000           1,151,321
Series C, Zero Coupon, 7/31/2013                                                    3,730,000           2,273,360
Series D, Zero Coupon, 7/31/2013                                                    1,865,000           1,155,610
                                                                                                      -----------
Total Municipal Investments (Cost $56,187,770)                                                         59,624,303


Government National Mortgage Association 0.7%
Government National Mortgage Association, 6.0% with various maturities
from 1/15/2034 until 7/20/2034                                                      6,737,454           6,996,269
(Cost $6,920,011)


US Government Backed 16.6%
US Treasury Bond:
5.375%, 2/15/2031                                                                     167,000             186,812
6.0%, 2/15/2026                                                                    27,149,000          31,984,916
7.25%, 5/15/2016                                                                    4,383,000           5,537,131
US Treasury Note:
2.75%, 6/30/2006                                                                   42,950,000          42,735,250
3.0%, 2/15/2009                                                                    50,229,000          49,140,035
3.25%, 1/15/2009                                                                    9,808,000           9,694,983
3.375%, 12/15/2008                                                                 36,726,000          36,482,103
4.25%, 11/15/2013                                                                   1,020,000           1,031,236
                                                                                                      -----------
Total US Government Backed (Cost $175,678,710)                                                        176,792,466


                                                                                       Shares            Value ($)
                                                                                       ------            ---------

Cash Equivalents 1.4%
Scudder Cash Management QP Trust, 2.30% (b)
(Cost $14,485,494)                                                                 14,485,494          14,485,494
                                                                                                      -----------

                                                                                         % of
                                                                                     Net Assets          Value ($)
                                                                                     ----------          ---------

Total Investment Portfolio  (Cost $1,033,660,562)                                        99.3       1,058,728,885
Other Assets and Liabilities, Net                                                         0.7           7,346,981
                                                                                                    -------------
Net Assets                                                                              100.0       1,066,075,866
                                                                                                    =============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

(a) Bond is insured by one of these companies:
                                                              As of % of Total
Insurance Coverage                                          Investment Portfolio
--------------------------------------------------------------------------------
AMBAC         AMBAC Assurance Corp.                                   0.2
--------------------------------------------------------------------------------
FGIC          Financial Guaranty Insurance Company                    1.0
--------------------------------------------------------------------------------
MBIA          Municipal Bond Investors Assurance                      2.3
--------------------------------------------------------------------------------

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Bank, Federal National Mortgage Association, and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Fixed Income Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Fixed Income Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005